Net Income Per Share	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Net Income Per Share
2 7 .	NET INCOME PER SHARE
The following table sets forth the computation of basic and diluted net income per common share:

Year ended,	March 31, 2023	March 31, 2022
(in millions)

Net income attributable to ordinary shareholders	$298.5	$857.7

(Gain) loss on change in fair value of warrants (i)	(47.7)	6.4

Net income attributable to ordinary shareholders (diluted)	$250.8	$864.1

(in millions)

Weighted average common shares outstanding (ii)	122.7	100.6

Dilutive effect of warrants, restricted share units and performance share units (i)	24.3	10.9

Dilutive weighted average common shares outstanding	147.0	111.5

Net income per common share:

Basic	$2.43	$8.53

Diluted	$1.71	$7.75

(i)
In connection with the Merger, 24,179,000 units of the previously outstanding Legato warrants were converted into an equal number of warrants issued by the Company. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2023 was adjusted for the change in the fair value of the warrants in the amount of $47.7 million (US $37.2 million) as the warrants were determined to be dilutive (March 31, 2022 - $6.4 million; US $5.1 million).

On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan. For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2023 is 92,293 common shares (March 31, 202
2
 – nil). See Note 3
3
.

(ii)
Pursuant to the Merger, on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of 71.76775%. As a result, 71,767,775 common shares of the Company were issued in replacement of the 100,000,001 common shares previously outstanding. The reverse stock split is also accounted for in the comparative periods for which net income per common share is presented.

Concurrently, the Company issued an additional 30,306,320 and 10,000,000 common shares to the Legato common shareholders and PIPE Investors, respectively. These common shares have been included in the weighted average common shares outstanding.

As part of the Merger, a maximum of 37,500,000 earnout rights were granted to all of the previous shareholders of the Company, including LTIP award holders, and become issuable when specific financial targets are met within a prescribed timeframe. The required financial targets were achieved on March 31, 2021 and have been included in the calculation of basic and diluted net income per common share as if they were issued on that day. As at March 31, 2023, a total of 125,923 earnout rights were settled for cash upon the retirement of an employee. Further, 46,802 dividend equivalents were granted during the fiscal year. Accordingly, the weighted average common shares outstanding were decreased for the settled awards and increased for dividend equivalents granted.
Further, upon the consummation of the Merger, the Company cancelled the previous long-term incentive plan (“LTIP” or “Plan”) and all outstanding awards under the Plan were replaced with Replacement LTIP awards (refer to Note 3
1
). Replacement LTIP awards are included within the weighted average common shares outstanding, as the Replacement LTIP Awards are fully vested and exercisable for a nominal price. As a result of the Merger, 3,232,628 units of Replacement LTIP Awards were
granted to the former shareholders and LTIP award holders of the Company. As at March 31, 2023, a total of 266,186 of Replacement LTIP awards were settled for cash upon the retirement of an employee. In addition, 93,201 dividend equivalent units were granted during the fiscal year. Accordingly, the weighted average common shares outstanding were decreased for the settled awards and increased for dividend equivalents granted.
Subsequent to the cancellation of the Plan, the Company introduced an Omnibus Equity Incentive Plan (“Omnibus Plan”). During the year ended March 31, 2023, the Company recognized 161,070 deferred share units as vested to various Directors of the Company in respect of their annual retainers. The deferred share units recognized under the Omnibus Plan are included within the weighted average common shares outstanding, as the units are exercisable for no consideration. See Note 3
3
.
On March 3, 2022, the Company commenced a NCIB after receiving regulatory approval from the Toronto Stock Exchange. Pursuant to the NCIB, the Company repurchased 3,364,262 common shares during the fiscal year. This has been recorded as a reduction to capital stock. See Note 2
6
.
On July 27, 2022, the Company completed its substantial issuer bid (“SIB”) offer and 41,025,641 common shares were purchased for cancellation at US $9.75 per share, for an aggregate amount of US $400 million. This has been recorded as a reduction to capital stock. See Note 2
6
.